Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment
Right-of-use assets	€ 168,327	€ 145,038
Increase in property, plant and equipment	165,604
Just-Evotec Biologics EU SAS, Toulouse, France
Disclosure of detailed information about property, plant and equipment
Increase in property, plant and equipment	€ 55,705